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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20509

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert Miller         Los Angeles, California    August 9, 2010
   --------------------------    -----------------------    --------------
           [Signature]                [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 20
                                        --------------------

Form 13F Information Table Value Total: 368,507
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                               VALUE   SHRS OR    SH/   PUT/  INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN   CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
--------------                     --------------  --------- --------  -------    ---   ----  ----------  --------  ---- ------ ----
BANK OF AMERICA CORPORATION            Common      060505104   39,252  2,731,500   SH           Other         1          Shared
BANK OF AMERICA CORPORATION           Warrant      060505153   12,110  4,219,575   SH           Other         1          Shared
BOEING CO                              Common      097023105   11,057    176,200   SH           Other         1          Shared
CUMMINS INC                            Common      231021106   12,479    191,600   SH           Other         1          Shared
FORD MOTOR CO                          Common      345370860   51,002  5,059,700   SH           Other         1          Shared
FORD MOTOR CO                         Warrant      345370134    3,979  1,275,300   SH           Other         1          Shared
FREEPORT MCMORAN COPPER & GOLD INC     Common      35671D857   69,542  1,176,081   SH           Other         1          Shared
GENTEX CORP                            Common      371901109      316     17,600   SH           Other         1          Shared
INTEL CORPORATION                      Common      458140100    3,666    188,500   SH           Other         1          Shared
JPMORGAN CHASE & CO                    Common      46625H100   42,579  1,163,040   SH           Other         1          Shared
JPMORGAN CHASE & CO                   Warrant      46634E114   23,203  1,835,700   SH           Other         1          Shared
LUMBER LIQUIDATORS HLDGS INC           Common      55003T107    2,768    118,650   SH           Other         1          Shared
MCMORAN EXPLORATION  CO                Common      582411104   33,353  3,002,065   SH           Other         1          Shared
MPG OFFICE TR INC                      Common      553274101    3,903  1,332,000   SH           Other         1          Shared
PARKER HANNIFIN CORP                   Common      701094104   11,247    202,800   SH           Other         1          Shared
STATE STREET CORPORATION               Common      857477103    2,706     80,000   SH           Other         1          Shared
STRATUS PROPERTIES INC                 Common      863167201      824     83,109   SH           Other         1          Shared
UNITED TECHNOLOGIES CORP               Common      913017108   15,663    241,300   SH           Other         1          Shared
WELLS FARGO & CO                       Common      949746101   15,240    595,300   SH           Other         1          Shared
WELLS FARGO & CO                      Warrant      949746119   13,618  1,764,000   SH           Other         1          Shared

                                                             --------
                                                              368,507
                                                             --------